Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

	March 31, 2015	September 30, 2014
	(In thousands)
Leasehold improvements	$12,572	$12,628
Equipment and software	34,355	34,343

Total cost	46,927	46,971
Less: accumulated depreciation and amortization	(40,636)	(39,905)

Net Property, Plant and Equipment	$6,291	$7,066

	September 30,
	2014	2013
	(In thousands)
Leasehold improvements	$12,628	$12,984
Equipment and software	34,343	35,203

Total cost	46,971	48,187
Less: accumulated depreciation and amortization	(39,905)	(38,519)

Net Property, Plant and Equipment	$7,066	$9,668